3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John M. Ford

direct dial:  215.981.4009

fordjm@pepperlaw.com

April 21, 2010

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             Rivus Bond Fund

1933 Act Filing No.  333-165590

1940 Act Filing No.  811-02201

Registration Statement on Form N-14

Ladies and Gentlemen:

Rivus Bond Fund (the “Acquiring Fund”) is hereby transmitting for filing Pre-Effective Amendment No. 2 to its registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”) to register shares of beneficial interest (the “Shares”) of the Fund.  The Registration Statement relates to the registration of shares of beneficial interest to be issued in a business combination transaction subject to Rule 145(a) under the 1933 Act.  This Pre-Effective Amendment No. 2 to the Registration Statement contains additional financial information, along with certain other changes from the initial filing.

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If you have any questions regarding the Registration Statement, please contact the undersigned at 215.981.4009 or John P. Falco at 215.981.4659.

Very truly yours,

/s/ John M. Ford

John M. Ford